Contingent Assets and Liabilities	12 Months Ended
Dec. 31, 2024
Text Block1 [Abstract]
Contingent Assets and Liabilities
34. CONTINGENT ASSETS AND LIABILITIES
The Group has the following contingencies and claims, individually significant, which in the opinion of the Company and its external counsels, have a possible outcome. In this sense, and based on the information available to the Group, including the amount of time remaining before conclusion of pending lawsuits, the results of evidence discovery and the assessment of internal and external advisors, the Group is unable to estimate the reasonably possible loss or range of loss in relation to certain matters described in Note 34.b).
34.a) Contingent assets
The Group has no significant contingent assets.
34.b) Contingent liabilities
34.b.1) Environmental claims

•	Asociación Superficiarios de la Patagonia (“ASSUPA”)
ASSUPA sued the companies operating exploitation concessions and exploration permits in the different basins (Neuquina basin in 2003, Northwest basin in 2010, and Austral basin in 2012), YPF among them, claiming the remediation of the general environmental damage purportedly caused by hydrocarbon activities. In addition, it requested the establishment of an environmental restoration fund, and the implementation of measures to prevent environmental damages in the future.
Concessionary companies in the Neuquina basin areas
The claim was answered by YPF and the rest of the sued parties. Following several proceedings, on December 30, 2014, the CSJN issued 2 interlocutory judgments. The first judgment declared that all environmental damages related to local and provincial situations were outside the scope of its original competence, and that only inter-jurisdictional situations (such as the Colorado River basin) would fall under its venue. In the second judgment, the CSJN rejected the petition filed by ASSUPA to incorporate Repsol S.A. and the directors who carried their activities in YPF until April 2012 as a necessary third party. The CSJN also rejected precautionary measures and other proceedings related to such request.
As a result of such decision, an individual filed a preventive damage action to reduce presumed damages and prevent future damages (action for repair of damages) consisting of the comprehensive remediation of collective damages allegedly caused by the hydrocarbon activity undertaken by YPF in the Province of Neuquén. In such action, YPF answered the claim and requested that the National Government, the Provincial Government and other oil companies in the area be summoned to appear.
Concessionary companies in the Northwest basin areas
On December 1, 2014, YPF was notified of the complaint and moved for the suspension of procedural deadlines due to notification defects, which motion was granted by the court. On April 19, 2017, YPF was notified of the court order resuming procedural deadlines and timely filed a challenge for legal defect, together with other the co-defendants.
The court ordered those terms to answer the complaint be stayed until a final order is rendered on the defense based on a legal defect. As of the date of issuance of these consolidated financial statements, the procedural deadlines are suspended until the digitization of the proceedings.
Concessionary companies in the Austral basin areas
On November 2, 2015, YPF was notified of the claim and requested the suspension of procedural deadlines due to notification defects. This suspension was granted by the court and following several incidents with different codefendants and parties summoned to appear. On June 23, 2020, the judge ordered a new notification with the transfer of the case. The decision was appealed by the plaintiff.

On May 12, 2021, the case was submitted to the Federal Contentious Administrative Court of Appeals to decide on the plaintiff’s appeal on the interlocutory judgment, in which the judge decided to sustain the claim filed by YPF, among other co-defendants,
ordering the transfer of the case. On November 8, 2022, the Federal Contentious Administrative Court ratified the decision of the Lower Court the complaint to be served again.

•	Dock Sud, Río Matanza, Riachuelo, Quilmes and Refinería Luján de Cuyo
In 2006, a group of neighbors of Dock Sud, Province of Buenos Aires, sued 44 companies, including YPF, the Argentine Government, the Province of Buenos Aires, the Autonomous City of Buenos Aires and 14 municipalities, before the CSJN, seeking remediation and indemnification for environmental collective damages to the Matanza and Riachuelo rivers. Additionally, another group of neighbors of the Dock Sud area, filed 2 additional environmental claims, one of which was desisted in relation to YPF, while the other claim seeks remediation and indemnification for collective environmental damages to the Dock Sud area and individual property damages allegedly suffered by several companies located in that area, including YPF, the Province of Buenos Aires and several municipalities. Currently, it is not possible to reasonably estimate the outcome of these complaints, nor is it possible to estimate the resulting associated legal fees and expenses. YPF has the right to be indemnified and held harmless by the Argentine Government for events and claims prior to January 1, 1991, in accordance with YPF Privatization Law.
Through its judgment dated July 8, 2008, the CSJN:

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Determined that the Authority of the Matanza Riachuelo Basin (“ACUMAR”) (Law No. 26,168) should be in charge of executing the program for environmental remediation of the basin, being the Argentine Government, the Province of Buenos Aires and the Autonomous City of Buenos Aires responsible for its performance; delegated to the Federal Lower Court of Quilmes the knowledge of all the matters concerning the execution of the remediation and sanitation; declared that all the litigations related to the execution of the remediation plan will be accumulated and be processed by this court and that this process produces lis pendens relating to the other collective actions seeking the environmental remediation of the basin, which should be archived. YPF was notified of certain resolutions issued by ACUMAR, whereby the Company was required to present an industrial reconversion plan in connection with certain YPF installations. Despite the appeal by the Company of the aforementioned resolutions, the plan was still presented.

-	Decided that the proceedings to determine liabilities arising from past behaviors to repair the collective environmental damage would continue being heard by CSJN.
On October 22, 2024, the CSJN issued a final judgement whereby: (i) it terminated the CSJN’s supervision of compliance with the judgement of July 8, 2008; (ii) it terminated the case for the remediation of the collective environmental damage without sentencing any of the 44 defendant companies; (iii) it imposed the costs in the order incurred; and (iv) it decided that the litigation related to the execution of the remediation plan will continue to be processed before the corresponding court. YPF is not a party to such litigation.
In addition to the aforementioned in Note 17.a.4) related to environmental claims in Quilmes, the Company has other judicial and non-judicial
claims against it, based on similar arguments.
On the other hand, the monitoring activities carried out routinely by YPF have allowed to detect a certain degree of environmental impact on the subsoil within the vicinity of the Luján de Cuyo Refinery, which led to the implementation of a program for the survey, assessment and remediation of environmental damages, agreed by the Company with the enforcement agencies of the Province of Mendoza, which costs have been recognized in the “Provision for environmental liabilities” account of the “Provisions” line item in the statement of financial position.
Regarding the environmental damage to the aquifer surrounding the Luján de Cuyo Refinery, a detailed research plan was conducted in order to define, analyze risks and implement mitigating actions. Thereafter, a remediation engineering plan was developed which is currently being implemented. Remediation follow-up
is carried out under the supervision and with the assistance of Instituto Nacional del Agua (“INA”) and local authorities.

34.b.2) Contentious claims

•
Petersen Energía Inversora, S.A.U. and Petersen Energía, S.A.U. (collectively, “Petersen”) - Eton Park Capital Management, L.P., Eton Park Master Fund, LTD. and Eton Park Fund, L.P. (collectively, “Eton Park”, and together with Petersen, the “Plaintiffs”)

Plaintiffs in these proceedings are Petersen and Eton Park, both of which previously held American Depositary Receipts (ADRs) evidencing American Depositary Shares (ADSs) representing YPF Class D shares. Petersen filed its complaint on April 8, 2015 and Eton Park filed its complaint on November 3, 2016. Both complaints were filed before the United States District Court for the Southern District of New York (“District Court”), and against the Republic of Argentina (“Republic”) and YPF. The complaints make allegations related to the Republic’s intervention in YPF in 2012 and the Republic’s subsequent expropriation of a controlling interest in YPF held by Repsol (see Note 31). Petersen and Eton Park allege that the Republic and YPF breached purported obligations contained in the Company’s bylaws. The Petersen case and the Eton Park case were deemed to be related cases, are being conducted jointly and were assigned to the same District Court.
On September 8, 2015, before Eton Park had filed its complaint, the Republic and YPF filed motions to dismiss Petersen’s claims. On October 19, 2015 and October 23, 2015, Petersen filed oppositions to the Republic’s and YPF’s motions to dismiss, respectively. On September 9, 2016, the District Court issued a decision partially denying the motions to dismiss. The Company and the Republic appealed this decision, requesting a complete dismissal of the complaint. The Company and the Republic argued that the case should proceed in Argentina, if at all (forum non conveniens). The United States Court of Appeals for the Second Circuit (“Court of Appeals”) held that the District Court had jurisdiction over this matter. On October 31, 2018, the Company and the Republic appealed this decision to the United States Supreme Court (“Supreme Court”). On June 24, 2019, the Supreme Court declined to hear the appeal.
On August 30, 2019, the Republic and YPF filed motions to dismiss both the Petersen and the Eton Park cases, once again arguing that the cases should proceed in Argentina (forum non conveniens). On June 5, 2020, the District Court denied these motions to dismiss. The Republic and YPF filed their answers to the Petersen complaint on July 8, 2019 and to the Eton Park complaint on July 10, 2020. On July 13, 2020, the District Court issued an order requiring the parties to proceed with fact and expert discovery. Given the overlap between the Petersen and Eton Park cases, they moved forward jointly and the parties proceeded with consolidated discovery in both cases. Fact discovery concluded on August 27, 2021.
Expert discovery concluded on April 6, 2022. On April 14, 2022, Petersen and Eton Park (“Plaintiffs”) and YPF and the Republic (“Defendants”) filed opening briefs in support of cross-motions for summary judgment in the Petersen and Eton Park actions. Plaintiffs argued that the District Court should grant summary judgment in their favor on liability and damages as to both YPF and the Republic. In their opening briefs, YPF and the Republic each argued that it has no liability and owes no damages to Plaintiffs, and that the District Court should, therefore, grant summary judgment in its favor and dismiss all remaining claims against it. The parties filed opposition and reply briefs on May 26, 2022 and June 23, 2022, respectively.
On March 30, 2023, the District Court granted YPF’s motion for summary judgment and denied Plaintiffs’ motion for summary judgment as to YPF in its entirety. The District Court found that YPF has no contractual liability and owes no damages for breach of contract to Plaintiffs and accordingly dismissed Plaintiffs’ claims against YPF.
In line with the decision issued on March 30, 2023, in the final judgment issued on September 15, 2023 the District Court ordered, adjudged and decreed that all of Plaintiffs’ claims against YPF were dismissed, decreeing that YPF has no contractual liability and owes no damages for breach of contract to Plaintiffs.

On October 18, 2023, Plaintiffs appealed the District Court’s final judgment as to YPF and those orders that, for purposes of appeal, merge into the designated final judgment.
On October 23, 2023, YPF filed a notice of conditional cross-cross-appeal.
The appeals filed by the parties in these proceedings were fully briefed as of September 6, 2024. The Second Circuit Court of Appeals will set a date for oral argument.
On April 1, 2024, Plaintiffs filed a turnover motion, which became public (and accessible to YPF) on April 22, 2024. This motion requests that the District Court order the Republic to turn over the YPF Class D shares held by the Republic to Plaintiffs in partial satisfaction of the District Court’s judgment against the Republic in this proceeding.
Plaintiffs and the Republic completed their briefing on the turnover motion on July 8, 2024. The District Court may, but is not required to, hold oral argument prior to rendering a decision on the turnover motion. Furthermore, the District Court’s decision on the turnover motion may be appealed by Plaintiffs or the Republic in accordance with applicable procedural rules. YPF is not a party to the turnover motion.
Plaintiffs are also seeking discovery of documents from YPF related to their theory that YPF could be an alter ego of the Republic. YPF denies that it is an alter ego and objected to Plaintiffs’ document requests. On May 28, 2024, the District Court ordered YPF to produce documents in response to Plaintiffs’ discovery requests. As of the date of issuance of these consolidated financial statements, Plaintiffs have not requested that the District Court find that YPF is an alter ego of the Republic, and the District Court’s order on discovery is not a ruling accepting Plaintiffs’ alter ego theory.
On August 12, 2024, YPF filed a brief requesting that the District Court permanently enjoin Plaintiffs from pursuing recovery from YPF in connection with their September 15, 2023 final judgment against the Republic, arguing that Plaintiffs’ alter ego theory is barred under the doctrine of res judicata. Plaintiffs filed their opposition and YPF filed its reply.
On November 15, 2024, the District Court stayed alter ego discovery from YPF, pending the Court’s consideration of supplemental briefing by YPF, the Republic and Plaintiffs on certain issues currently before the Court. The supplemental briefing was completed on January 24, 2025.
YPF will continue to defend itself in accordance with the applicable legal procedures and available defenses.
The Company will continue to reassess the status of the litigation and its possible impact on the results and financial situation of the Group, as needed.
34.b.3) Claims before the CNDC

•	Claims for fuels sale prices
The Group was subject to certain claims before the CNDC, related to alleged price discrimination in sale of fuels which were timely answered by YPF.
34.b.4) Other claims
Additionally, there are several labor, civil and commercial cases in which the Group has been sued and several claims from the ARCA and provincial and municipal tax authorities, not individually significant, which have not been provisioned for, as the Company, based on the evidence available as of the date of issuance of these consolidated financial statements, has considered that they constitute possible contingencies.